Events after the balance sheet date (Details) SFr / shares in Units, $ in Millions				3 Months Ended	12 Months Ended
	Apr. 02, 2024 CHF (SFr)	Apr. 02, 2024 USD ($)	Jan. 08, 2024 CHF (SFr) EquityInstruments SFr / shares shares	Mar. 25, 2024 CHF (SFr) shares	Dec. 31, 2023 CHF (SFr) shares	Dec. 31, 2022 CHF (SFr) shares	Mar. 01, 2024 CHF (SFr)	Feb. 29, 2024 CHF (SFr)
Events after balance sheet date
Sale of shares under sale agency agreement | shares					4,006,373	1,355,248
Gross amount of treasury shares sold					SFr 1,193,074	SFr 464,954
Deferred income					SFr 324,210
Grant of equity incentive units
Events after balance sheet date
Number of equity incentive units granted | EquityInstruments			6,439,124
Number of shares to which equity incentive units give right to purchase | shares			6,439,124
Exercise price of equity incentive units granted | SFr / shares			SFr 0.05
Share-based compensation to be recognized over remaining vesting period of equity incentive units			SFr 200,000
Sale of treasury shares
Events after balance sheet date
Sale of shares under sale agency agreement | shares				3,050,665
Gross amount of treasury shares sold				SFr 200,000
Divestment of allosteric modulator drug discovery technology platform and portfolio of preclinical programs | Neurosterix
Events after balance sheet date
Committed funding received | $		$ 63
Divestment of allosteric modulator drug discovery technology platform and portfolio of preclinical programs | Neurosterix
Events after balance sheet date
Proceeds from sale of assets	SFr 5,000,000.0
Percentage of shares in counterparty received for sale of assets	20.00%	20.00%
Assets transferred to counterparty, previously identified as held for sale							SFr 600,000
Liabilities transferred to counterparty, previously identified as held for sale							SFr 500,000
Divestment of allosteric modulator drug discovery technology platform and portfolio of preclinical programs | Neurosterix | mGlu2 NAM program
Events after balance sheet date
Deferred income								SFr 300,000